Schedule of accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 2,349	¥ 1,719
Value-added tax payable	139	333
Rental payable	826	328
Others	452	348
Accrued expenses and other current liabilities	¥ 3,766	¥ 2,728